Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 305,698	$ 312,412
Cost of revenue and expenses:
Cost of revenue	269,496	264,260
Research and development	23,497	25,194
General and administrative	37,042	36,290
Sales and marketing	15,073	13,495
Foreign exchange loss (gain)	6,378	(1,984)
Depreciation and amortization (notes 9 and 10)	4,416	5,390
Loss (gain) on sale of assets	62	(146)
Impairment on long-lived assets, net	0	459
Cost of revenue and expenses	355,964	342,958
Loss from operations	(50,266)	(30,546)
Income from investments accounted for by the equity method	930	33,741
Bargain purchase gain from acquisition (note 4)	0	5,856
Gain on sale of investment (note 7)	19,119	0
Interest on long-term debt and amortization of discount	(3,351)	(4,937)
Other income (loss), net	879	1,053
Interest income, net of bank charges	1,406	360
Income (loss) before income taxes	(31,283)	5,527
Income tax expense (recovery) (note 19):
Current	1,852	2,172
Deferred	(440)	(10,303)
Income tax expense (recovery)	1,412	(8,131)
Net income (loss) for the year	(32,695)	13,658
Other comprehensive income (loss):
Cumulative translation adjustment	(1,824)	(8,953)
Comprehensive income (loss)	$ (34,519)	$ 4,705
Income (loss) per share:
Net income (loss) per share, basic (in dollars per share)	$ (0.19)	$ 0.09
Net income (loss) per share, diluted (in dollars per share)	$ (0.19)	$ 0.08
Weighted average common shares outstanding:
Basic (in shares)	171,225,305	160,232,742
Diluted (in shares)	171,225,305	162,099,175